Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ(a)(b)	235,231	$206,204

Auto Components — 2.5%
Nokian Renkaat OYJ.	25,052	988,712

Banks — 0.6%
Aktia Bank OYJ	17,660	236,890

Building Products — 1.0%
Uponor OYJ	13,218	395,573

Chemicals — 1.0%
Kemira OYJ	24,846	403,162

Commercial Services & Supplies — 0.6%
Caverion OYJ.	31,136	242,863

Communications Equipment — 12.0%
Nokia OYJ(a)	928,268	4,807,499

Construction & Engineering — 0.6%
YIT OYJ	40,450	250,087

Containers & Packaging — 2.2%
Huhtamaki OYJ	18,681	874,105

Diversified Telecommunication Services — 3.5%
Elisa OYJ.	23,748	1,397,420

Electric Utilities — 4.5%
Fortum OYJ	64,095	1,821,004

Entertainment — 0.5%
Remedy Entertainment OYJ	695	39,695
Rovio Entertainment OYJ(c)	20,834	171,445
		211,140
Food & Staples Retailing — 4.2%
Kesko OYJ, Class B	49,345	1,700,574

Health Care Equipment & Supplies — 0.4%
Revenio Group OYJ	1,891	146,199

Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	67,656	155,601

Insurance — 9.4%
Sampo OYJ, Class A	80,748	3,753,305

IT Services — 1.5%
TietoEVRY OYJ	18,427	593,760

Leisure Products — 0.1%
Harvia Oyj	798	47,002

Machinery — 23.8%
Cargotec OYJ, Class B	8,460	476,157
Kone OYJ, Class B	56,311	4,540,068
Konecranes OYJ.	12,409	562,509
Metso Outotec OYJ	114,322	1,350,659
Neles OYJ.	21,627	319,114
Valmet OYJ.	25,327	1,088,064
Wartsila OYJ Abp	88,315	1,188,152
		9,524,723
Security	Shares	Value

Media — 0.8%
Sanoma OYJ	19,269	$326,034

Metals & Mining — 1.1%
Outokumpu OYJ(a)	75,772	422,491

Multiline Retail — 0.8%
Tokmanni Group Corp.	12,089	335,821

Oil, Gas & Consumable Fuels — 11.5%
Neste OYJ.	70,181	4,611,801

Paper & Forest Products — 9.2%
Metsa Board OYJ	39,019	442,057
Stora Enso OYJ, Class R.	89,746	1,565,970
UPM-Kymmene OYJ	44,784	1,700,839
		3,708,866
Pharmaceuticals — 2.2%
Orion OYJ, Class B	20,337	872,385

Professional Services — 0.1%
Talenom Oyj	2,427	39,067

Real Estate Management & Development — 1.4%
Citycon OYJ(b)	22,903	206,151
Kojamo OYJ	15,921	363,230
		569,381
Software — 1.6%
Admicom OYJ	344	38,137
BasWare OYJ(a)	4,129	196,873
F-Secure OYJ	39,878	204,017
QT Group Oyj(a)	1,563	205,265
		644,292
Specialty Retail — 0.9%
Kamux Corp.	2,171	40,425
Musti Group OYJ	8,505	328,158
		368,583
Total Common Stocks — 98.9%
(Cost: $37,483,895)	.	39,654,544

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	427,282	427,539
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	165,000	165,000
		592,539
Total Short-Term Investments — 1.5%
(Cost: $592,496)	.	592,539

Total Investments in Securities — 100.4%
(Cost: $38,076,391)	.	40,247,083

Other Assets, Less Liabilities — (0.4)%	.	(142,811)

Net Assets — 100.0%	.	$40,104,272

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF
May 31, 2021

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$485,403	$—	$(57,726	)(a)	$(146)	$8	$427,539	427,282	$7,140	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	175,000	—	(10,000	)(a)	—	—	165,000	165,000	70		—
					$(146)	$8	$592,539		$7,210		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	8	06/18/21	$394	$8,125

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,580,455	$38,074,089	$—	$39,654,544
Money Market Funds	592,539	—	—	592,539
	$2,172,994	$38,074,089	$—	$40,247,083
Derivative financial instruments(a)
Assets
Futures Contracts	$8,125	$—	$—	$8,125

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.